STOCK-BASED COMPENSATION - Principal assumptions used to determine fair value of stock options (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) year	Dec. 31, 2023 CAD ($) year
Share-based Payment Arrangements [Abstract]
Weighted average fair value | $	$ 8.08	$ 12.07
Risk-free interest rate	3.40%	3.40%
Dividend yield	3.60%	3.20%
Volatility of Class B Non-Voting Shares	24.20%	23.40%
Weighted average expected life | year	5.4	5.5